Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 14,716,884	$ 10,085,649
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Changes in allowances - accounts receivable	(1,343,977)	290,033
Changes in allowances - advance to suppliers	194,705	(319,607)
Changes in allowances - loan to third parties	(27,689)	229,205
Changes in inventory reserve	(43,450)	43,062
Depreciation expense	1,290,857	986,686
Deferred income tax provision (benefit)	329,588	(109,900)
Amortization of intangible asset	216,086	41,147
(Gain) loss from disposal of property, plant and equipment	9,102	(48,806)
Changes in operating assets and liabilities:
Accounts receivable	(13,868,300)	(7,856,721)
Advances to suppliers	515,168	(6,409,521)
Inventory	42,444	270,175
Other receivables	50,759	340,328
Accounts payable	602,059	140,659
Customer deposits	(638,556)	(156,668)
Taxes payable	431,467	496,045
Accrued liabilities and other payables	(16,785)	30,281
Net cash provided by (used in) operating activities	2,460,362	(1,947,953)
Cash flows from investing activities
Additions to property, plant and equipment	(1,594,404)	(413,597)
Proceeds from disposal of property, plant and equipment	9,767	66,149
Additions to intangible assets	0	(774,422)
Loans to related parties	0	9,258,408
Loans to third parties	1,753,248	(145,099)
Deposit for asset acquisiton	364,552	(4,033,449)
Net cash provided by investing activities	533,163	3,957,990
Cash flows from financing activities
Repayment of loans from third party	(38,899)	(168,114)
Borrowings from Bankers acceptance notes payable	14,325,520	20,032,361
Repayments of Bankers acceptance notes payable	(14,325,520)	(20,032,361)
Borrowings from bank loans	2,189,526	2,097,393
Repayments of bank loans	(6,259,276)	(2,097,393)
Repayments of loans from related parties	(119,436)	(826,700)
Net cash used in financing activities	(4,228,085)	(994,814)
Effect of exchange rate changes on cash and cash equivalents	(9,224)	25,834
Net increase (decrease) in cash and cash equivalents	(1,243,784)	1,041,057
Cash and cash equivalents, beginning of year	1,659,059	618,002
Cash and cash equivalents, end of year	415,275	1,659,059
Supplemental disclosure information:
Income taxes paid	2,245,586	1,687,931
Interest paid	534,230	836,250
Supplemental non-cash investing activity:
Offset loans to related parties against borrowing from shareholder	0	6,071,975
Offset loans to related parties against dividend payable	$ 0	$ 444,706